UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

4020 South 147th Street, Omaha, Nebraska, 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 3/31/12

Item 1.  Reports to Stockholders.

Vertical Capital Income Fund

Cusip: 92535C104

Semi - Annual Report

March 31, 2012

Investor Information: 1-866-277-VCIF

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Vertical Capital Income Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

June 8, 2012

Semi-annual Letter to Shareholders

Dear Shareholder:

First and most importantly, I would like to thank the shareholders for participating in the early stages of the Vertical Capital Income Fund.  It has been a very exciting time for us at the Fund Group.  We are focused on providing a very high level of fund management and shareholder service.

The economy seems to have found a bottom, and there is some data that hints at an economic recovery beginning to take shape.  Unemployment has subsided with the April jobs figure showing a decline to 8.1% which is a moderate improvement over the high point of 10.0% back in October, 2009, but it is substantially higher than the nominal rate of 5% which would indicate a fairly healthy employment level.  GDP has also picked up to an annualized rate of 3.8%, and Disposable Personal Income increased marginally by 0.4% both of which are indicators of an economy gaining momentum.  These indicators, as well as hints of an improving homeowners market which is showing 22% less existing homes for sale and distressed home sales falling from 38% to 32%, lead us to believe that we are beginning to see home price stabilization.  In the mortgage market however, due to an increase in regulations on new mortgage financing coupled with what some see as conflicting rules from different oversight agencies, new financings are still slow, and historically low mortgage rates don’t seem to be helping much and will likely keep a downward pressure on home prices.  Over the last year, home prices have been relatively stable with a slight downward movement of only 0.4%.  This type of economic environment should benefit the ability to continue purchasing performing loans at significant discounts while downward pressures on homeowners are easing which should help mitigate foreclosure risks.

We continue to still see an abundance of discounted performing loans from financial institutions, and the ranges where we are able to negotiate prices are attractive.  The level of supply doesn’t appear to be abating, and at the property values where many loans were originally funded, the supply pipeline should remain plentiful for the foreseeable future.  In the latest quarter, we began making purchases for the Fund, and we have completed the purchase of five loans at a cost of $818,816.14 and at an outstanding loan balance of $1,122,788.29.  The weighted average interest rate on the loans is 5.71%, and by purchasing at a discount, it should enhance the yield to the portfolio.

20 Pacifica, Suite 190, Irvine, CA  92618          866-224-8867

Vertical Capital Income Fund is distributed by Northern Lights Distributors, LLC, member FINRA (finra.org).  Vertical Capital Markets Group, LLC is not affiliated with Northern Lights Distributors, LLC.

The servicing team, Vertical Recovery Management, LLC which collects and tracks the loan payments as they are made by the homeowners, has already begun receiving payments which have been deposited to the Fund and has enabled us to commence the distribution of a dividend to the shareholders.  Please keep in mind, there is a short lag time between when the loans are purchased and the time when the first payments arrive, and as more payments are received, this may continue to increase the dividend.

Again, thank you for your investment in the Vertical Capital Income Fund.

Regards,

Gus Altuzarra

CEO

Chris Chase

President

0795-NLD-5/24/2012

20 Pacifica, Suite 190, Irvine, CA  92618          866-224-8867

Vertical Capital Income Fund is distributed by Northern Lights Distributors, LLC, member FINRA (finra.org).  Vertical Capital Markets Group, LLC is not affiliated with Northern Lights Distributors, LLC.

	Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
	March 31, 2012
Principal		Value

	MORTGAGE NOTES - 35.5%
$ 164,300	Note ID 200002, 2.875%, 12/1/35	$ 94,193
177,551	Note ID 200005, 4.75%, 8/1/39	118,054
327,451	Note ID 200001, 6.25%, 4/1/38	238,876
125,998	Note ID 200003, 7.25%, 9/1/35	99,690
327,488	Note ID 200004, 7.99%, 10/1/36	271,618
	TOTAL MORTGAGE NOTES ( Cost - $818,112)	822,431

Shares
	SHORT-TERM INVESTMENTS - 62.0%
	MONEY MARKET FUND - 62.0%
1,435,791	HighMark Diversified Money Market Fund - 0.02%+	1,435,791
	(Cost - $1,435,791)

	TOTAL INVESTMENTS - 97.5% ( Cost - $2,253,903) (a)	$ 2,258,222
	OTHER ASSETS LESS LIABILITIES - 2.5%	56,802
	NET ASSETS - 100.0%	$ 2,315,024

+ Money Market Fund; interest rate reflects seven-day effective yield on March 31, 2012.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 18,152
	Unrealized depreciation:	(13,833)
	Net unrealized appreciation:	$ 4,319

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2012

Assets:
Investments in Securities at Market Value (identified cost $2,253,903)	$ 2,258,222
Dividends and Interest Receivable	5,671
Due from Investment Adviser	78,181
Total Assets	2,342,074

Liabilities:
Accured Distribution Fees	416
Accrued Expenses and Other Liabilities	26,634
Total Liabilities	27,050

Net Assets	$ 2,315,024

Composition of Net Assets:
At March 31, 2012, Net Assets consisted of:
Paid-in-Capital	$ 2,312,788
Undistributed Net Investment Loss	(2,083)
Net Unrealized Appreciation on Investments	4,319
Net Assets	$ 2,315,024

Net Asset Value Per Share
Net Assets	$ 2,315,024
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	231,660
Net Asset Value and Redemption Price per Share	$ 9.99
Offering Price per share (Maximum sales charge of 4.50%)	$ 10.46

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period December 30, 2011* Through March 31, 2012

Investment Income:
Interest Income	$ 1,211
Total Investment Income	1,211

Expenses:
Legal Fees	20,432
Audit Fees	15,197
Administration Fees	8,506
Trustees' Fees	7,561
Insurance Expense	6,617
Chief Compliance Officer Fees	5,671
Registration & Filing Fees	4,960
Fund Accounting Fees	4,023
Transfer Agent Fees	3,479
Investment Advisory Fees	2,935
Printing Expense	2,521
Custody Fees	1,418
Distribution Fees	587
Miscellaneous Expenses	503
Total Expenses	84,410
Less: Expenses Reimbursed by Adviser	(81,116)
Net Expenses	3,294
Net Investment Loss	(2,083)

Net Unrealized Gain on Investments:
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,319
Net Unrealized Gain on Investments	4,319

Net Increase in Net Assets Resulting From Operations	$ 2,236

*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
December 30, 2011* Through
March 31, 2012
Operations:	(Unaudited)
Net Investment Loss	$ (2,083)
Net Change in Unrealized Appreciations on Investments	4,319
Net Increase in Net Assets
Resulting From Operations	2,236

Capital Share Transactions:
Proceeds from Shares Issued (231,663 shares)	2,312,818
Cost of Shares Redeemed (3 shares)	(30)
Total Capital Share Transactions	2,312,788

Total Increase in Net Assets	2,315,024

Net Assets:
Beginning of Period	-
End of Period (including undistributed net investment
loss of $(2,083)	$ 2,315,024

* Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Period
	Ended
	March 31, 2012**
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00

Increase From Operations:
Net investment loss (a)	(0.02)
Net gain (loss) from securities
(both realized and unrealized)	0.01
Total from operations	(0.01)

Net Asset Value, End of Period	$ 9.99

Total Return (b)	(0.10)%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 2,315
Ratio of gross expenses to average net assets (d)	47.41%	(c)
Ratio of net expenses to average net assets (d)	1.85%	(c)
Ratio of net investment loss to average net assets (e)	(1.17)%	(c)
Portfolio turnover rate	0%	(f)

__________
**The Fund commenced operations on December 30, 2011.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c) Annualized.
(d) Does not include expenses of investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2012

1.

ORGANIZATION

Vertical Capital Income Fund (the “Fund”), was organized as a Delaware statutory trust on April 8, 2011 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares.  The investment objective of the Fund is to seek income. The Fund commenced operations on December 30, 2011.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Vertical Capital Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2012

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$ -	$ 822,431	$ -	$ 822,431
Short-Term Investments	1,435,791	-	-	$ 1,435,791
Total	$ 1,435,791	$ 822,431	$ -	$ 2,258,222

            The Fund did not hold any Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented.  It is the Fund’s policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.

* Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2012 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Vertical Capital Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2012

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.   The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Repurchase of Shares – The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at net asset value, of no less than 5% and no more than 25% of the shares outstanding.  There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder's shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund's quarterly repurchases.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Vertical Capital Management, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Advisory Fees - Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets of the Fund.  For the period ended March 31, 2012, the Adviser earned advisory fees of $2,935.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at least until October 31, 2012, so that the total annual operating expenses of the Fund do not exceed 1.85% of the average daily net assets of the Fund.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.  For the period ended March 31, 2012, the Adviser waived advisory fees of $81,116.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Vertical Capital Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2012

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Vertical Capital Income Fund has adopted, on behalf of the Fund, a Shareholder Servicing Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  For the period ended March 31, 2012, the Fund incurred distribution fees of $587.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Advisor a quarterly fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended March 31, 2012 amounted to $817,964 and $0, respectively.

5.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in HighMark Diversified Money Market Fund.   The Fund may redeem its investment from the HighMark Diversified Money Market Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the HighMark Diversified Money Market Fund. The financial statements of the Highmark Diversified Money Market Fund, a series of the HighMark Funds, including the portfolio of investments, are included in the HighMark Diversified Money Market Fund’s N-CSR filing dated April 5, 2012, available at www.sec.gov or can be found at www.highmarkfunds.com and should be read in conjunction with the Fund’s financial statements.     As of March 31, 2012, the percentage of net assets invested in the HighMark Diversified Money Market Fund was 62.0%.

6.

RECENT ACCOUNTING PRONOUNCEMENTSS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements..

Vertical Capital Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2012

7.

SUBSEQUENT EVENTSS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Vertical Capital Income Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2012

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (12/30/11)	Ending Account Value (3/31/12)	Expenses Paid During the Period* (12/30/11 to 3/31/12)
Actual	$1,000.00	$999.00	$ 4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,007.92	$ 4.67

* Expenses Paid During Period are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 1.85% multiplied by the number of days in the period (92) divided by the number of days in the fiscal year (366).

  PORTFOLIO COMPOSITION* (Unaudited)

Loans	36.4%
Short-Term Investments	63.6%
100.0%

 *Based on Portfolio Market Value as of March 31, 2012

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In connection with the organizational meeting of the Board of Trustees (the “Board”) of Vertical Capital Income Fund (the “Trust”), held on August 2, 2011 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of the Investment Advisory Agreement (the “Agreement”) between the Trust and Vertical Capital Asset Management, LLC (the “Adviser”).  The Board was advised by counsel of their duties and obligations under the federal securities laws with respect to approval of investment advisory contracts and the fact that in fulfilling their responsibilities to a fund and its shareholders, trustees must apply their business judgment to the question of whether the overall arrangements provided under the terms of the investment advisory contract are reasonable business arrangements for the Trust. They also discussed the specific factors the Trustees should consider in evaluating an investment advisory contract, which include, but are not limited to, the following: the investment performance of the Fund and other accounts managed by the investment adviser; the nature, extent and quality of the services to be provided by the investment adviser to the Fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.  Counsel discussed with the Board the fact that the 1940 Act and court decisions place the responsibility on the Board of Trustees (and especially the Independent Trustees) to exercise their good faith business judgment on behalf of the Fund and its shareholders in determining whether to enter into or renew an investment advisory contract.  Counsel also noted that Trustees must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations.

The Trustees then reviewed in detail the information provided by the proposed Adviser.

In its consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services.  The Board examined the nature, extent and quality of the services to be provided by the Adviser to the Fund.  The Board reviewed a copy of the Adviser’s draft Form ADV, which was subject to completion, and information regarding the Adviser’s organizational structure.  The Trustees considered a presentation given by a representative of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its fund management personal.  The Board then reviewed the capitalization of the Adviser based on financial information provided in the Board materials. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance of the Adviser.  Because the Fund has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board considered the Adviser’s past performance with an existing pooled fund client, noting its performance was above a broad-based securities marked index, the Barclays Capital U.S. MBS Index.  The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.25% annual advisory fee based on the average net assets of the Fund, which is above the average of a group of closed-end funds pursuing a similar mortgage investment strategy, based upon information derived from a Lipper database.  However, the Trustees noted advisory fee was within the range of reasonable fees charged by the advisers to the reference group of funds.  The Trustees also noted the Adviser is capping Fund expenses at 1.85%, which is below the average expenses of the reference group.  The Trustees further noted that the expense cap distinguishes the Fund from the reference group which does not uniformly benefit from an expense cap. The Trustees concluded that the Fund’s advisory fee, as well as its overall projected expense ratio was acceptable in light of the quality of the services the Fund expects to receive from the Adviser and the level of fees paid by similar funds.

Economies of Scale.  The Board considered whether there will be economies of scale in respect of the management of the Fund.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also noted any projection of profits is speculative.  They considered the proposed advisory fee, expected asset levels and other benefits to the Adviser to be derived from a security servicing agreement with the Fund.  The Board also considered the expected impact of the expense limitation agreement on the Adviser. The Board concluded that the Adviser’s expected level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is reasonable and in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the Agreement.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to the Fund.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

Investment Adviser

Vertical Capital Asset Management, LLC

7700 Irvine Center Drive, Suite 150

Irvine, CA 92618

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine, LLC

41 South High Street

Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Union Bank, National Association

350 California Street 6th Floor

San Francisco, California 94104

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-277-VCIF by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-277-VCIF.

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Vertical Capital Income Fund

By (Signature and Title)

*

/s/Bayard Closser

                 Bayard Closser, President

Date

6/11/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/Bayard Closser

       Bayard Closser, President

Date

6/11/12

By (Signature and Title)

*

/s/Gustavo A. Altuzarra

Gustavo A. Altuzarra Treasurer

Date

6/11/12

* Print the name and title of each signing officer under his or her signature.